Segment Reporting - Schedule of Significant Financial Information Reportable Segment (Details) - Reportable segment [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total revenue	$ 8,783,695	$ 20,142,156	$ 73,244,083	$ 109,691,001
Less: Cost of goods sold (exclusive of depreciation and amortization shown below):
Direct labor	1,719,462	3,112,285	9,857,796	13,488,173
Materials	2,224,562	9,409,074	23,730,300	40,830,481
Balance of systems	845,655	1,436,607
Less: Cost of goods sold (exclusive of depreciation and amortization shown below):	4,789,679	13,957,966	38,021,519	59,436,674
Less: Depreciation and amortization related to Cost of goods sold	219,259	168,403	827,848	444,663
Gross Profit	3,774,757	6,015,787	34,394,716	49,809,664
Depreciation and amortization	4,681,470	291,126	4,008,690	1,397,211
Commissions expense	1,864,112	3,652,591	15,827,850	28,679,176
Sales and marketing (exclusive of Commissions expense above)	273,668	2,901,196	3,759,223	1,644,883
General and administrative	10,467,593	3,219,422	21,628,724	12,949,067
Other income, net	(82,363)		(233,151)	183,401
Change in fair value of warrant liabilities	(663,449)	138,000	(69,000)
Interest expense	30,277	35,222	333,539	110,857
Net loss before taxes	(12,795,863)	(4,221,770)	(10,861,159)	4,845,069
Income tax (expense) benefit	(523,500)	114,668	988,802
Net (loss) income	$ (13,319,363)	$ (4,107,102)	$ (9,872,357)	$ 4,845,069